UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments.

Quarterly Report

December 31, 2017

The Select Sector SPDR® Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.5%
Aptiv PLC.	1,230,181	$104,356,254
BorgWarner, Inc.	918,194	46,910,532
Goodyear Tire & Rubber Co.	1,156,740	37,374,269

		188,641,055

AUTOMOBILES — 3.9%
Ford Motor Co.	18,053,836	225,492,412
General Motors Co.	5,915,156	242,462,244
Harley-Davidson, Inc. (a)	784,568	39,918,820

		507,873,476

DISTRIBUTORS — 0.9%
Genuine Parts Co.	677,918	64,408,989
LKQ Corp. (b)	1,419,780	57,742,453

		122,151,442

DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc.	949,297	24,890,567

HOTELS, RESTAURANTS & LEISURE — 15.2%
Carnival Corp.	1,887,258	125,257,313
Chipotle Mexican Grill, Inc. (b)	115,388	33,350,594
Darden Restaurants, Inc.	570,715	54,800,054
Hilton Worldwide Holdings, Inc.	937,761	74,889,593
Marriott International, Inc. Class A	1,417,094	192,342,169
McDonald’s Corp.	3,688,791	634,914,707
MGM Resorts International	2,381,763	79,527,067
Norwegian Cruise Line Holdings, Ltd. (b)	814,980	43,397,685
Royal Caribbean Cruises, Ltd.	791,338	94,390,797
Starbucks Corp.	6,583,687	378,101,144
Wyndham Worldwide Corp.	472,768	54,779,628
Wynn Resorts, Ltd.	371,021	62,550,430
Yum! Brands, Inc.	1,559,285	127,253,249

		1,955,554,430

HOUSEHOLD DURABLES — 3.5%
D.R. Horton, Inc.	1,579,314	80,655,566
Garmin, Ltd. (a)	510,301	30,398,631
Leggett & Platt, Inc.	608,324	29,035,304
Lennar Corp. Class A	946,336	59,846,289
Mohawk Industries, Inc. (b)	292,366	80,663,779
Newell Brands, Inc.	2,253,880	69,644,892
PulteGroup, Inc.	1,276,867	42,455,828
Whirlpool Corp.	331,872	55,966,894

		448,667,183

INTERNET & CATALOG RETAIL — 23.4%
Amazon.com, Inc. (b)	1,850,838	2,164,499,516
Expedia, Inc.	568,889	68,135,836
Netflix, Inc. (b)	2,002,500	384,399,900
Priceline Group, Inc. (b)	225,719	392,240,935
TripAdvisor, Inc. (a) (b)	507,666	17,494,170

		3,026,770,357

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Hasbro, Inc.	523,559	47,586,277
Mattel, Inc. (a)	1,573,791	24,204,906

		71,791,183

MEDIA — 22.5%
CBS Corp. Class B	1,683,562	99,330,158
Charter Communications, Inc. Class A (b)	897,253	301,441,118

Comcast Corp. Class A	21,586,312	864,531,796
Discovery Communications, Inc. Class A (a) (b)	703,225	15,738,175
Discovery Communications, Inc. Class C (a) (b)	940,374	19,907,717
DISH Network Corp. Class A (b)	1,054,740	50,363,835
Interpublic Group of Cos., Inc.	1,827,679	36,846,009
News Corp. Class A	1,759,208	28,516,762
News Corp. Class B	545,966	9,063,036
Omnicom Group, Inc.	1,066,796	77,694,753
Scripps Networks Interactive, Inc. Class A	440,229	37,586,752
Time Warner, Inc.	3,603,029	329,569,063
Twenty-First Century Fox, Inc. Class A	4,877,461	168,418,728
Twenty-First Century Fox, Inc. Class B	2,018,667	68,876,918
Viacom, Inc. Class B	1,621,962	49,972,649
Walt Disney Co.	6,988,438	751,326,969

		2,909,184,438

MULTILINE RETAIL — 3.9%
Dollar General Corp.	1,205,512	112,124,671
Dollar Tree, Inc. (b)	1,097,120	117,731,947
Kohl’s Corp. (a)	784,093	42,521,363
Macy’s, Inc. (a)	1,406,211	35,422,455
Nordstrom, Inc.	535,200	25,357,776
Target Corp.	2,511,698	163,888,295

		497,046,507

SPECIALTY RETAIL — 18.6%
Advance Auto Parts, Inc.	340,103	33,904,868
AutoZone, Inc. (b)	127,205	90,489,821
Best Buy Co., Inc.	1,176,682	80,567,417
CarMax, Inc. (b)	843,692	54,105,968
Foot Locker, Inc.	573,772	26,898,431
Gap, Inc.	1,011,005	34,434,830
Home Depot, Inc.	5,403,649	1,024,153,595
L Brands, Inc. (a)	1,147,936	69,128,706
Lowe’s Cos., Inc.	3,853,668	358,159,904
O’Reilly Automotive, Inc. (b)	393,432	94,636,133
Ross Stores, Inc.	1,778,331	142,711,063
Signet Jewelers, Ltd. (a)	277,901	15,715,302
Tiffany & Co.	469,340	48,787,893
TJX Cos., Inc.	2,944,385	225,127,677
Tractor Supply Co.	591,373	44,205,132
Ulta Salon Cosmetics & Fragrance, Inc. (b)	268,296	60,007,083

		2,403,033,823

TEXTILES, APPAREL & LUXURY GOODS — 5.6%
Hanesbrands, Inc. (a)	1,675,037	35,025,024
Michael Kors Holdings, Ltd. (b)	703,713	44,298,733
NIKE, Inc. Class B	6,080,346	380,325,642
PVH Corp.	358,699	49,217,090
Ralph Lauren Corp.	257,041	26,652,581
Tapestry, Inc.	1,316,009	58,207,078
Under Armour, Inc. Class A (a) (b)	834,876	12,047,261
Under Armour, Inc. Class C (a) (b)	840,275	11,192,463
VF Corp.	1,517,741	112,312,834

		729,278,706

TOTAL COMMON STOCKS (Cost $12,013,531,971)		12,884,883,167

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	13,676,131	$13,676,131
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	15,304,090	15,304,090

TOTAL SHORT-TERM INVESTMENTS (Cost $28,980,221)		28,980,221

TOTAL INVESTMENTS — 100.0% (Cost $12,042,512,192)		12,913,863,388
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(6,280,251)

NET ASSETS — 100.0%		$12,907,583,137

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Auto Components	$188,641,055	$—	$—	$188,641,055
Automobiles	507,873,476	—	—	507,873,476
Distributors	122,151,442	—	—	122,151,442
Diversified Consumer Services	24,890,567	—	—	24,890,567
Hotels, Restaurants & Leisure	1,955,554,430	—	—	1,955,554,430
Household Durables.	448,667,183	—	—	448,667,183
Internet & Catalog Retail	3,026,770,357	—	—	3,026,770,357
Leisure Equipment & Products	71,791,183	—	—	71,791,183
Media	2,909,184,438	—	—	2,909,184,438
Multiline Retail	497,046,507	—	—	497,046,507
Specialty Retail	2,403,033,823	—	—	2,403,033,823
Textiles, Apparel & Luxury Goods	729,278,706	—	—	729,278,706
Short-Term Investments	28,980,221	—	—	28,980,221

TOTAL INVESTMENTS	$12,913,863,388	$—	$—	$12,913,863,388

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	20,785,167	$20,785,167	$78,657,888	$85,766,924	$—	$—	13,676,131	$13,676,131	$60,697
State Street Navigator Securities Lending Government Money Market Portfolio	24,093,725	24,093,725	132,694,574	141,484,209	—	—	15,304,090	15,304,090	144,149

TOTAL		$44,878,892	$211,352,462	$227,251,133	$—	$—		$28,980,221	$204,846

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 24.9%
Brown-Forman Corp. Class B	1,118,619	$76,815,567
Coca-Cola Co.	19,240,507	882,754,461
Constellation Brands, Inc. Class A	905,816	207,042,363
Dr. Pepper Snapple Group, Inc.	1,002,081	97,261,982
Molson Coors Brewing Co. Class B	1,041,360	85,464,415
Monster Beverage Corp. (a)	2,211,271	139,951,342
PepsiCo, Inc.	7,135,723	855,715,902

		2,345,006,032

FOOD & STAPLES RETAILING — 22.6%
Costco Wholesale Corp.	2,243,289	417,520,949
CVS Health Corp.	5,212,179	377,882,977
Kroger Co.	4,789,339	131,467,356
Sysco Corp.	2,558,992	155,407,584
Wal-Mart Stores, Inc.	7,343,510	725,171,612
Walgreens Boots Alliance, Inc.	4,485,445	325,733,016

		2,133,183,494

FOOD PRODUCTS — 16.3%
Archer-Daniels-Midland Co.	3,038,268	121,773,781
Campbell Soup Co. (b)	1,156,968	55,661,731
Conagra Brands, Inc.	2,294,869	86,447,715
General Mills, Inc.	3,007,330	178,304,596
Hershey Co.	789,338	89,597,756
Hormel Foods Corp. (b)	1,605,498	58,424,072
J.M. Smucker Co.	644,698	80,097,280
Kellogg Co. (b)	1,384,772	94,136,801
Kraft Heinz Co.	3,116,085	242,306,770
McCormick & Co., Inc.	692,167	70,538,739
Mondelez International, Inc. Class A	7,715,859	330,238,765
Tyson Foods, Inc. Class A	1,607,935	130,355,290

		1,537,883,296

HOUSEHOLD PRODUCTS — 20.4%
Church & Dwight Co., Inc.	1,440,347	72,262,209
Clorox Co.	709,567	105,540,996
Colgate-Palmolive Co.	4,530,909	341,857,084
Kimberly-Clark Corp.	1,841,902	222,243,895
Procter & Gamble Co.	12,785,777	1,174,757,191

		1,916,661,375

PERSONAL PRODUCTS — 2.2%
Coty, Inc. Class A (b)	2,838,897	56,465,661
Estee Lauder Cos., Inc. Class A	1,196,569	152,251,440

		208,717,101

TOBACCO — 13.3%
Altria Group, Inc.	5,975,721	426,726,237
Philip Morris International, Inc.	7,793,033	823,333,936

		1,250,060,173

TOTAL COMMON STOCKS (Cost $9,570,038,326)		9,391,511,471

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $2,651,717)	2,651,717	2,651,717

TOTAL INVESTMENTS — 99.8% (Cost $9,572,690,043)		9,394,163,188
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		23,347,176

NET ASSETS — 100.0%		$9,417,510,364

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Beverages	$2,345,006,032	$—	$—	$2,345,006,032
Food & Staples Retailing	2,133,183,494	—	—	2,133,183,494
Food Products	1,537,883,296	—	—	1,537,883,296
Household Products	1,916,661,375	—	—	1,916,661,375
Personal Products	208,717,101	—	—	208,717,101
Tobacco	1,250,060,173	—	—	1,250,060,173
Short-Term Investments	2,651,717	—	—	2,651,717

TOTAL INVESTMENTS	$9,394,163,188	$—	$—	$9,394,163,188

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	3,856,474	$3,856,474	$100,510,850	$101,715,607	$—	$—	2,651,717	$2,651,717	$50,099

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 13.8%
Baker Hughes a GE Co.	6,086,310	$192,570,848
Halliburton Co.	11,729,769	573,233,811
Helmerich & Payne, Inc. (a)	1,675,143	108,281,244
National Oilwell Varco, Inc. (a)	5,470,571	197,049,967
Schlumberger, Ltd.	18,299,274	1,233,188,075
TechnipFMC PLC	6,253,813	195,806,885

		2,500,130,830

OIL, GAS & CONSUMABLE FUELS — 86.1%
Anadarko Petroleum Corp.	7,451,856	399,717,556
Andeavor	2,018,557	230,801,807
Apache Corp. (a)	5,344,251	225,634,277
Cabot Oil & Gas Corp.	6,630,972	189,645,799
Chesapeake Energy Corp. (a) (b)	15,999,336	63,357,371
Chevron Corp.	24,914,204	3,119,009,199
Cimarex Energy Co.	1,380,958	168,490,686
Concho Resources, Inc. (b)	2,051,600	308,191,352
ConocoPhillips	15,015,090	824,178,290
Devon Energy Corp.	7,258,302	300,493,703
EOG Resources, Inc.	7,700,412	830,951,459
EQT Corp.	3,497,812	199,095,459
Exxon Mobil Corp.	49,737,715	4,160,062,483
Hess Corp. (a)	3,872,584	183,831,562
Kinder Morgan, Inc.	25,925,905	468,481,103
Marathon Oil Corp.	12,072,991	204,395,738
Marathon Petroleum Corp.	6,626,005	437,183,810
Newfield Exploration Co. (b)	3,125,801	98,556,505
Noble Energy, Inc.	6,923,563	201,752,626
Occidental Petroleum Corp.	10,214,961	752,434,027
ONEOK, Inc.	5,326,217	284,686,299
Phillips 66	5,771,325	583,769,524
Pioneer Natural Resources Co.	2,317,810	400,633,458
Range Resources Corp. (a)	3,933,867	67,111,771
Valero Energy Corp.	5,892,257	541,557,341
Williams Cos., Inc.	11,358,335	346,315,634

		15,590,338,839

TOTAL COMMON STOCKS (Cost $19,985,559,160)		18,090,469,669

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	10,827,435	10,827,435
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	91,996,870	91,996,870

TOTAL SHORT-TERM INVESTMENTS (Cost $102,824,305)		102,824,305

TOTAL INVESTMENTS — 100.4% (Cost $20,088,383,465)		18,193,293,974
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(79,436,404)

NET ASSETS — 100.0%		$18,113,857,570

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Energy Equipment & Services	$2,500,130,830	$—	$—	$2,500,130,830
Oil, Gas & Consumable Fuels	15,590,338,839	—	—	15,590,338,839
Short-Term Investments	102,824,305	—	—	102,824,305

TOTAL INVESTMENTS	$18,193,293,974	$—	$—	$18,193,293,974

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	11,263,378	$11,263,378	$134,819,480	$135,255,423	$—	$—	10,827,435	$10,827,435	$77,116
State Street Navigator Securities Lending Government Money Market Portfolio	42,538,543	42,538,543	205,511,090	156,052,763	—	—	91,996,870	91,996,870	250,163

TOTAL		$53,801,921	$340,330,570	$291,308,186	$—	$—		$102,824,305	$327,279

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BANKS — 44.5%
Bank of America Corp.	93,965,666	$2,773,866,460
BB&T Corp.	7,642,725	379,996,287
Citigroup, Inc.	25,631,409	1,907,233,144
Citizens Financial Group, Inc.	4,765,900	200,072,482
Comerica, Inc.	1,684,622	146,242,036
Fifth Third Bancorp	6,836,347	207,414,768
Huntington Bancshares, Inc.	10,470,709	152,453,523
JPMorgan Chase & Co.	33,610,946	3,594,354,565
KeyCorp.	10,417,162	210,114,157
M&T Bank Corp.	1,457,980	249,300,000
People’s United Financial, Inc. (a)	3,353,681	62,713,835
PNC Financial Services Group, Inc.	4,608,733	664,994,085
Regions Financial Corp.	11,237,908	194,191,050
SunTrust Banks, Inc.	4,611,154	297,834,437
US Bancorp	15,270,836	818,211,393
Wells Fargo & Co.	42,928,743	2,604,486,838
Zions Bancorp	1,934,858	98,348,832

		14,561,827,892

CAPITAL MARKETS — 20.6%
Affiliated Managers Group, Inc.	538,430	110,512,758
Ameriprise Financial, Inc.	1,432,963	242,844,240
Bank of New York Mellon Corp.	9,919,138	534,244,773
BlackRock, Inc.	1,195,809	614,299,041
Cboe Global Markets, Inc.	1,098,876	136,908,961
Charles Schwab Corp.	11,556,266	593,645,384
CME Group, Inc.	3,295,902	481,366,487
E*TRADE Financial Corp. (b)	2,622,210	129,982,950
Franklin Resources, Inc.	3,165,583	137,164,711
Goldman Sachs Group, Inc.	3,398,313	865,754,220
Intercontinental Exchange, Inc.	5,666,704	399,842,634
Invesco, Ltd.	3,942,974	144,076,270
Moody’s Corp.	1,610,313	237,698,302
Morgan Stanley	13,485,086	707,562,462
Nasdaq, Inc.	1,127,093	86,594,555
Northern Trust Corp.	2,080,331	207,804,264
Raymond James Financial, Inc.	1,244,866	111,166,534
S&P Global, Inc.	2,469,996	418,417,322
State Street Corp. (c)	3,592,058	350,620,781
T Rowe Price Group, Inc.	2,346,774	246,246,996

		6,756,753,645

CONSUMER FINANCE — 5.3%
American Express Co.	6,979,117	693,096,109
Capital One Financial Corp.	4,695,060	467,534,075
Discover Financial Services	3,520,386	270,788,091
Navient Corp.	2,548,187	33,941,851
Synchrony Financial	7,126,129	275,139,841

		1,740,499,967

DIVERSIFIED FINANCIAL SERVICES — 11.5%
Berkshire Hathaway, Inc. Class B (b)	18,639,515	3,694,724,663
Leucadia National Corp.	3,036,936	80,448,435

		3,775,173,098

INSURANCE — 17.9%
Aflac, Inc.	3,808,189	334,282,830
Allstate Corp.	3,475,787	363,949,657
American International Group, Inc.	8,707,564	518,796,663
Aon PLC	2,420,818	324,389,612

Arthur J Gallagher & Co.	1,751,162	110,813,531
Assurant, Inc.	521,250	52,562,850
Brighthouse Financial, Inc. (b)	928,030	54,419,679
Chubb, Ltd.	4,496,516	657,075,883
Cincinnati Financial Corp.	1,446,109	108,414,792
Everest Re Group, Ltd.	397,814	88,020,326
Hartford Financial Services Group, Inc.	3,455,573	194,479,648
Lincoln National Corp.	2,119,726	162,943,338
Loews Corp.	2,673,441	133,752,253
Marsh & McLennan Cos., Inc.	4,943,435	402,346,175
MetLife, Inc.	10,193,139	515,365,108
Principal Financial Group, Inc.	2,601,069	183,531,429
Progressive Corp.	5,633,286	317,266,668
Prudential Financial, Inc.	4,107,026	472,225,850
Torchmark Corp.	1,039,952	94,334,046
Travelers Cos., Inc.	2,651,149	359,601,850
Unum Group	2,173,445	119,300,396
Willis Towers Watson PLC	1,279,073	192,743,510
XL Group, Ltd.	2,479,909	87,193,600

		5,847,809,694

TOTAL COMMON STOCKS (Cost $28,694,544,182)		32,682,064,296

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	49,176,332	49,176,332
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,980,557	1,980,557

TOTAL SHORT-TERM INVESTMENTS (Cost $51,156,889)		51,156,889

TOTAL INVESTMENTS — 99.9% (Cost $28,745,701,071)		32,733,221,185
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		22,068,155

NET ASSETS — 100.0%		$32,755,289,340

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$14,561,827,892	$—	$—	$14,561,827,892
Capital Markets	6,756,753,645	—	—	6,756,753,645
Consumer Finance	1,740,499,967	—	—	1,740,499,967
Diversified Financial Services	3,775,173,098	—	—	3,775,173,098
Insurance	5,847,809,694	—	—	5,847,809,694
Short-Term Investments	51,156,889	—	—	51,156,889

TOTAL INVESTMENTS	$32,733,221,185	$—	$—	$32,733,221,185

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Corp.	3,247,550	$310,270,927	$69,684,079	$36,931,211	$7,086,103	$510,883	3,592,058	$350,620,781	$1,512,006
State Street Institutional U.S. Government Money Market Fund — Class G Shares	39,927,132	39,927,132	220,436,663	211,187,463	—	—	49,176,332	49,176,332	156,849
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	1,980,557	—	—	—	1,980,557	1,980,557	3,450

TOTAL		$350,198,059	$292,101,299	$248,118,674	$7,086,103	$510,883		$401,777,670	$1,672,305

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
BIOTECHNOLOGY — 20.0%
AbbVie, Inc.	8,300,895	$802,779,555
Alexion Pharmaceuticals, Inc. (a)	1,160,365	138,768,050
Amgen, Inc.	3,780,054	657,351,391
Biogen, Inc. (a)	1,125,687	358,610,108
Celgene Corp. (a)	4,099,749	427,849,806
Gilead Sciences, Inc.	6,802,075	487,300,653
Incyte Corp. (a)	912,151	86,389,821
Regeneron Pharmaceuticals, Inc. (a)	401,220	150,842,671
Vertex Pharmaceuticals, Inc. (a)	1,316,878	197,347,337

		3,307,239,392

HEALTH CARE EQUIPMENT & SUPPLIES — 19.1%
Abbott Laboratories	7,682,919	438,464,187
Align Technology, Inc. (a)	374,828	83,283,033
Baxter International, Inc.	2,645,570	171,009,645
Becton Dickinson and Co.	1,423,986	304,818,526
Boston Scientific Corp. (a)	7,199,472	178,474,911
Cooper Cos., Inc.	253,865	55,312,106
Danaher Corp.	3,187,546	295,868,020
DENTSPLY SIRONA, Inc.	1,193,184	78,547,303
Edwards Lifesciences Corp. (a)	1,101,994	124,205,744
Hologic, Inc. (a)	1,435,685	61,375,534
IDEXX Laboratories, Inc. (a)	487,496	76,234,624
Intuitive Surgical, Inc. (a)	583,469	212,931,177
Medtronic PLC	7,081,457	571,827,653
ResMed, Inc.	740,250	62,691,772
Stryker Corp.	1,700,948	263,374,788
Varian Medical Systems, Inc. (a)	477,500	53,074,125
Zimmer Biomet Holdings, Inc.	1,071,546	129,303,456

		3,160,796,604

HEALTH CARE PROVIDERS & SERVICES — 20.5%
Aetna, Inc.	1,744,122	314,622,168
AmerisourceBergen Corp.	875,112	80,352,784
Anthem, Inc.	1,372,630	308,855,476
Cardinal Health, Inc.	1,662,027	101,832,394
Centene Corp. (a)	897,441	90,533,848
Cigna Corp.	1,328,436	269,792,067
DaVita, Inc. (a)	795,399	57,467,578
Envision Healthcare Corp. (a)	676,989	23,396,740
Express Scripts Holding Co. (a)	3,105,162	231,769,292
HCA Healthcare, Inc. (a)	1,475,002	129,564,176
Henry Schein, Inc. (a)	825,218	57,666,234
Humana, Inc.	799,335	198,291,033
Laboratory Corp. of America Holdings (a)	529,360	84,438,214
McKesson Corp.	1,118,312	174,400,756
Patterson Cos., Inc. (b)	426,859	15,422,416
Quest Diagnostics, Inc.	735,651	72,454,267
UnitedHealth Group, Inc.	5,087,520	1,121,594,659
Universal Health Services, Inc. Class B	459,589	52,094,413

		3,384,548,515

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp. (a)	1,638,484	110,417,437

LIFE SCIENCES TOOLS & SERVICES — 5.8%
Agilent Technologies, Inc.	1,670,673	111,884,971
Illumina, Inc. (a)	760,564	166,175,628
IQVIA Holdings, Inc. (a)	758,212	74,228,955

Mettler-Toledo International, Inc. (a)	133,596	82,765,394
PerkinElmer, Inc.	570,918	41,745,524
Thermo Fisher Scientific, Inc.	2,088,024	396,473,997
Waters Corp. (a)	414,975	80,169,020

		953,443,489

PHARMACEUTICALS — 33.2%
Allergan PLC	1,827,654	298,967,641
Bristol-Myers Squibb Co.	8,569,971	525,167,823
Eli Lilly & Co.	5,045,192	426,116,916
Johnson & Johnson	13,989,419	1,954,601,623
Merck & Co., Inc.	14,242,776	801,441,006
Mylan NV (a)	2,791,530	118,109,634
Perrigo Co. PLC	689,115	60,063,263
Pfizer, Inc.	31,028,884	1,123,866,178
Zoetis, Inc.	2,537,471	182,799,412

		5,491,133,496

TOTAL COMMON STOCKS (Cost $16,036,859,333)		16,407,578,933

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $11,700,272)	11,700,272	11,700,272

TOTAL INVESTMENTS — 99.4% (Cost $16,048,559,605)		16,419,279,205
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		100,930,911

NET ASSETS — 100.0%		$16,520,210,116

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$3,307,239,392	$—	$—	$3,307,239,392
Health Care Equipment & Supplies	3,160,796,604	—	—	3,160,796,604
Health Care Providers & Services	3,384,548,515	—	—	3,384,548,515
Health Care Technology	110,417,437	—	—	110,417,437
Life Sciences Tools & Services	953,443,489	—	—	953,443,489
Pharmaceuticals	5,491,133,496	—	—	5,491,133,496
Short-Term Investment	11,700,272	—	—	11,700,272

TOTAL INVESTMENTS	$16,419,279,205	$—	$—	$16,419,279,205

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	10,549,299	$10,549,299	$79,581,375	$78,430,402	$—	$—	11,700,272	$11,700,272	$91,318

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 25.0%
Arconic, Inc.	2,121,619	$57,814,118
Boeing Co.	2,928,730	863,711,764
General Dynamics Corp.	1,513,789	307,980,372
L3 Technologies, Inc.	391,427	77,443,832
Lockheed Martin Corp.	1,323,799	425,005,669
Northrop Grumman Corp.	942,033	289,119,348
Raytheon Co.	1,584,683	297,682,702
Rockwell Collins, Inc.	1,053,850	142,923,137
Textron, Inc.	1,647,748	93,246,059
TransDigm Group, Inc. (a)	242,020	66,463,532
United Technologies Corp.	3,864,942	493,050,651

		3,114,441,184

AIR FREIGHT & LOGISTICS — 7.0%
C.H. Robinson Worldwide, Inc. (a)	698,362	62,217,070
Expeditors International of Washington, Inc.	890,322	57,594,930
FedEx Corp.	1,324,940	330,625,528
United Parcel Service, Inc. Class B	3,504,134	417,517,566

		867,955,094

AIRLINES — 5.0%
Alaska Air Group, Inc.	616,423	45,313,255
American Airlines Group, Inc.	2,133,571	111,009,699
Delta Air Lines, Inc.	3,286,085	184,020,760
Southwest Airlines Co.	2,998,510	196,252,479
United Continental Holdings, Inc. (b)	1,261,654	85,035,480

		621,631,673

BUILDING PRODUCTS — 3.1%
Allegion PLC	475,714	37,847,806
AO Smith Corp.	730,412	44,759,647
Fortune Brands Home & Security, Inc.	771,583	52,807,141
Johnson Controls International PLC	4,635,841	176,671,901
Masco Corp.	1,753,942	77,068,211

		389,154,706

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Cintas Corp.	520,434	81,099,230
Republic Services, Inc.	1,138,541	76,976,757
Stericycle, Inc. (b)	427,472	29,063,822
Waste Management, Inc.	2,183,857	188,466,859

		375,606,668

COMMUNICATIONS EQUIPMENT — 0.7%
Harris Corp.	591,122	83,732,431

CONSTRUCTION & ENGINEERING — 1.0%
Fluor Corp.	1,018,994	52,631,040
Jacobs Engineering Group, Inc.	603,425	39,801,913
Quanta Services, Inc. (b)	774,828	30,303,523

		122,736,476

ELECTRICAL EQUIPMENT — 5.9%
Acuity Brands, Inc.	211,154	37,163,104
AMETEK, Inc.	1,157,654	83,895,185
Eaton Corp. PLC	2,698,650	213,220,337
Emerson Electric Co.	3,404,223	237,240,301
Rockwell Automation, Inc.	832,826	163,525,385

		735,044,312

INDUSTRIAL CONGLOMERATES — 16.3%
3M Co.	3,065,369	721,495,902
General Electric Co.	32,163,741	561,257,280
Honeywell International, Inc.	4,026,194	617,457,112
Roper Technologies, Inc.	512,749	132,801,991

		2,033,012,285

MACHINERY — 18.3%
Caterpillar, Inc.	3,178,026	500,793,337
Cummins, Inc.	1,439,503	254,273,810
Deere & Co.	1,789,024	280,000,146
Dover Corp.	944,270	95,361,827
Flowserve Corp.	654,329	27,566,881
Fortive Corp.	1,720,621	124,486,929
Illinois Tool Works, Inc.	1,641,717	273,920,482
Ingersoll-Rand PLC	1,251,763	111,644,742
PACCAR, Inc.	2,048,781	145,627,354
Parker-Hannifin Corp.	841,676	167,981,696
Pentair PLC	827,229	58,418,912
Snap-on, Inc. (a)	285,571	49,775,025
Stanley Black & Decker, Inc.	768,124	130,342,962
Xylem, Inc.	899,642	61,355,584

		2,281,549,687

PROFESSIONAL SERVICES — 2.9%
Equifax, Inc.	818,461	96,512,921
IHS Markit, Ltd. (b)	1,819,580	82,154,037
Nielsen Holdings PLC	1,677,060	61,044,984
Robert Half International, Inc.	888,088	49,324,408
Verisk Analytics, Inc. (b)	778,475	74,733,600

		363,769,950

ROAD & RAIL — 9.8%
CSX Corp.	5,397,897	296,938,314
JB Hunt Transport Services, Inc.	428,774	49,300,434
Kansas City Southern	518,692	54,576,772
Norfolk Southern Corp.	1,682,853	243,845,400
Union Pacific Corp.	4,292,371	575,606,951

		1,220,267,871

TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co.	1,439,604	78,731,943
United Rentals, Inc. (b)	423,333	72,775,176
W.W. Grainger, Inc. (a)	340,573	80,460,371

		231,967,490

TOTAL COMMON STOCKS (Cost $11,715,428,715)		12,440,869,827

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $10,682,732)	10,682,732	10,682,732

TOTAL INVESTMENTS — 99.9% (Cost $11,726,111,447)		12,451,552,559
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,404,797

NET ASSETS — 100.0%		$12,460,957,356

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense.	$3,114,441,184	$—	$—	$3,114,441,184
Air Freight & Logistics	867,955,094	—	—	867,955,094
Airlines.	621,631,673	—	—	621,631,673
Building Products	389,154,706	—	—	389,154,706
Commercial Services & Supplies	375,606,668	—	—	375,606,668
Communications Equipment	83,732,431	—	—	83,732,431
Construction & Engineering	122,736,476	—	—	122,736,476
Electrical Equipment	735,044,312	—	—	735,044,312
Industrial Conglomerates	2,033,012,285	—	—	2,033,012,285
Machinery	2,281,549,687	—	—	2,281,549,687
Professional Services	363,769,950	—	—	363,769,950
Road & Rail	1,220,267,871	—	—	1,220,267,871
Trading Companies & Distributors	231,967,490	—	—	231,967,490
Short-Term Investment	10,682,732	—	—	10,682,732

TOTAL INVESTMENTS	$12,451,552,559	$—	$—	$12,451,552,559

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	15,980,490	$15,980,490	$73,959,122	$79,256,880	$—	$—	10,682,732	$10,682,732	$79,900

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHEMICALS — 72.3%
Air Products & Chemicals, Inc.	1,586,617	$260,332,117
Albemarle Corp.	839,132	107,316,592
CF Industries Holdings, Inc.	1,809,831	76,990,211
DowDuPont, Inc.	15,821,251	1,126,789,496
Eastman Chemical Co.	1,095,375	101,475,540
Ecolab, Inc.	1,685,915	226,216,075
FMC Corp.	1,025,779	97,100,240
International Flavors & Fragrances, Inc.	605,244	92,366,287
LyondellBasell Industries NV Class A	2,354,478	259,746,013
Monsanto Co.	3,186,848	372,160,110
Mosaic Co.	2,747,905	70,511,242
PPG Industries, Inc.	1,879,571	219,571,484
Praxair, Inc.	2,079,525	321,660,927
Sherwin-Williams Co.	551,157	225,996,416

		3,558,232,750

CONSTRUCTION MATERIALS — 4.7%
Martin Marietta Materials, Inc.	478,290	105,721,221
Vulcan Materials Co.	996,210	127,883,478

		233,604,699

CONTAINERS & PACKAGING — 12.9%
Avery Dennison Corp.	685,150	78,696,329
Ball Corp.	2,669,448	101,038,607
International Paper Co.	3,069,088	177,822,958
Packaging Corp. of America	725,840	87,500,012
Sealed Air Corp.	1,413,040	69,662,872
WestRock Co.	1,921,809	121,477,547

		636,198,325

METALS & MINING — 10.0%
Freeport-McMoRan, Inc. (a)	9,989,427	189,399,536
Newmont Mining Corp.	3,988,024	149,630,661
Nucor Corp.	2,375,109	151,009,430

		490,039,627

TOTAL COMMON STOCKS (Cost $4,732,653,926)		4,918,075,401

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $2,029,812)	2,029,812	2,029,812

TOTAL INVESTMENTS — 99.9% (Cost $4,734,683,738)		4,920,105,213
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,144,910

NET ASSETS — 100.0%		$4,924,250,123

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chemicals	$3,558,232,750	$—	$—	$3,558,232,750
Construction Materials	233,604,699	—	—	233,604,699
Containers & Packaging	636,198,325	—	—	636,198,325
Metals & Mining	490,039,627	—	—	490,039,627
Short-Term Investment	2,029,812	—	—	2,029,812

TOTAL INVESTMENTS	$4,920,105,213	$—	$—	$4,920,105,213

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	4,874,539	$4,874,539	$32,072,644	$34,917,371	$—	$—	2,029,812	$2,029,812	$22,200

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.6%
Alexandria Real Estate Equities, Inc. REIT	347,185	$45,338,889
American Tower Corp. REIT	1,555,585	221,935,312
Apartment Investment & Management Co. Class A REIT	569,587	24,896,648
AvalonBay Communities, Inc. REIT	500,815	89,350,404
Boston Properties, Inc. REIT	559,737	72,782,602
Crown Castle International Corp. REIT	1,473,667	163,591,774
Digital Realty Trust, Inc. REIT	745,191	84,877,255
Duke Realty Corp. REIT	1,291,844	35,151,075
Equinix, Inc. REIT	283,791	128,619,757
Equity Residential REIT	1,332,970	85,003,497
Essex Property Trust, Inc. REIT	239,499	57,807,874
Extra Space Storage, Inc. REIT	456,669	39,935,704
Federal Realty Investment Trust REIT	263,130	34,946,295
GGP, Inc. REIT	2,264,632	52,969,742
HCP, Inc. REIT	1,701,594	44,377,572
Host Hotels & Resorts, Inc. REIT	2,684,292	53,283,196
Iron Mountain, Inc. REIT	1,020,675	38,510,068
Kimco Realty Corp. REIT	1,543,961	28,022,892
Macerich Co. REIT	393,139	25,821,370
Mid-America Apartment Communities, Inc. REIT	412,120	41,442,787
Prologis, Inc. REIT	1,929,972	124,502,494
Public Storage REIT	542,951	113,476,759
Realty Income Corp. REIT (a)	1,022,013	58,275,181
Regency Centers Corp. REIT	536,742	37,131,812
SBA Communications Corp. REIT (b)	426,361	69,650,333
Simon Property Group, Inc. REIT	1,127,480	193,633,415
SL Green Realty Corp. REIT	356,415	35,972,966
UDR, Inc. REIT	970,566	37,386,202
Ventas, Inc. REIT	1,291,820	77,522,118
Vornado Realty Trust REIT	625,344	48,889,394
Welltower, Inc. REIT	1,343,312	85,663,006
Weyerhaeuser Co. REIT	2,737,957	96,540,365

		2,347,308,758

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
CBRE Group, Inc. Class A (b)	1,095,867	47,461,999

TOTAL COMMON STOCKS (Cost $2,458,178,134)		2,394,770,757

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $2,421,786)	2,421,786	2,421,786

TOTAL INVESTMENTS — 99.7% (Cost $2,460,599,920)		2,397,192,543
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		7,718,712

NET ASSETS — 100.0%		$2,404,911,255

(a)	All or a portion of the shares of the security are on loan at December 31, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Real Estate Investment Trusts (REITs)	$2,347,308,758	$—	$—	$2,347,308,758
Real Estate Management & Development	47,461,999	—	—	47,461,999
Short-Term Investment	2,421,786	—	—	2,421,786

TOTAL INVESTMENTS	$2,397,192,543	$—	$—	$2,397,192,543

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	6,853,382	$6,853,382	$39,796,305	$44,227,901	$—	$—	2,421,786	$2,421,786	$12,371

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 3.8%
Cisco Systems, Inc.	16,167,347	$619,209,390
F5 Networks, Inc. (a)	222,791	29,234,635
Juniper Networks, Inc.	1,315,012	37,477,842
Motorola Solutions, Inc.	558,817	50,483,528

		736,405,395

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.3%
AT&T, Inc.	19,983,302	776,950,782
CenturyLink, Inc.	3,277,497	54,668,650
Verizon Communications, Inc.	10,984,396	581,404,080

		1,413,023,512

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	1,028,876	90,335,313
Corning, Inc.	2,911,758	93,147,138
FLIR Systems, Inc.	509,406	23,748,508
TE Connectivity, Ltd.	1,178,880	112,040,755

		319,271,714

INTERNET SOFTWARE & SERVICES — 18.7%
Akamai Technologies, Inc. (a)	591,790	38,490,022
Alphabet, Inc. Class A (a)	970,009	1,021,807,481
Alphabet, Inc. Class C (a)	982,470	1,028,056,608
eBay, Inc. (a)	3,240,841	122,309,339
Facebook, Inc. Class A (a)	7,763,179	1,369,890,566
VeriSign, Inc. (a) (b)	299,730	34,301,101

		3,614,855,117

IT SERVICES — 15.8%
Accenture PLC Class A	2,028,744	310,580,419
Alliance Data Systems Corp.	165,074	41,842,957
Automatic Data Processing, Inc.	1,468,018	172,037,029
Cognizant Technology Solutions Corp. Class A	1,956,433	138,945,872
CSRA, Inc.	632,229	18,916,292
DXC Technology Co.	928,704	88,134,010
Fidelity National Information Services, Inc.	1,119,071	105,293,390
Fiserv, Inc. (a)	695,702	91,227,403
Gartner, Inc. (a)	294,310	36,244,276
Global Payments, Inc.	545,832	54,714,200
International Business Machines Corp.	2,816,321	432,079,968
Mastercard, Inc. Class A	3,044,585	460,828,386
Paychex, Inc.	1,073,050	73,053,244
PayPal Holdings, Inc. (a)	3,734,666	274,946,111
Total System Services, Inc.	581,717	46,007,997
Visa, Inc. Class A	5,929,587	676,091,510
Western Union Co.	1,603,074	30,474,437

		3,051,417,501

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.3%
Advanced Micro Devices, Inc. (a) (b)	3,038,855	31,239,429
Analog Devices, Inc.	1,239,379	110,341,912
Applied Materials, Inc.	3,553,466	181,653,182
Broadcom, Ltd.	1,337,452	343,591,419
Intel Corp.	15,299,017	706,202,625
KLA-Tencor Corp.	536,042	56,321,933

Lam Research Corp.	552,817	101,757,025
Microchip Technology, Inc. (b)	803,448	70,607,010
Micron Technology, Inc. (a)	3,914,297	160,955,893
NVIDIA Corp.	2,022,046	391,265,901
Qorvo, Inc. (a)	449,368	29,927,909
QUALCOMM, Inc.	4,836,224	309,615,061
Skyworks Solutions, Inc.	627,231	59,555,583
Texas Instruments, Inc.	3,240,151	338,401,370
Xilinx, Inc.	859,018	57,914,994

		2,949,351,246

SOFTWARE — 20.4%
Activision Blizzard, Inc.	2,533,974	160,451,234
Adobe Systems, Inc. (a)	1,626,398	285,009,985
ANSYS, Inc. (a)	275,340	40,637,431
Autodesk, Inc. (a)	748,017	78,414,622
CA, Inc.	1,090,360	36,287,181
Cadence Design Systems, Inc. (a)	919,128	38,437,933
Citrix Systems, Inc. (a)	489,732	43,096,416
Electronic Arts, Inc. (a)	1,032,283	108,451,652
Intuit, Inc.	809,776	127,766,457
Microsoft Corp.	25,115,933	2,148,416,909
Oracle Corp.	9,964,700	471,131,016
Red Hat, Inc. (a)	602,407	72,349,081
salesforce.com, Inc. (a)	2,260,322	231,072,718
Symantec Corp.	2,113,730	59,311,264
Synopsys, Inc. (a)	488,035	41,600,103

		3,942,434,002

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 16.7%
Apple, Inc.	16,718,696	2,829,304,924
Hewlett Packard Enterprise Co.	5,301,988	76,136,548
HP, Inc.	5,597,369	117,600,723
NetApp, Inc.	952,713	52,704,083
Seagate Technology PLC (b)	1,016,193	42,517,515
Western Digital Corp.	1,008,262	80,187,077
Xerox Corp.	740,760	21,593,154

		3,220,044,024

TOTAL COMMON STOCKS (Cost $16,212,191,853)		19,246,802,511

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	53,135,622	53,135,622
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,258,916	2,258,916

TOTAL SHORT-TERM INVESTMENTS (Cost $55,394,538)		55,394,538

TOTAL INVESTMENTS — 100.0% (Cost $16,267,586,391)		19,302,197,049
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(1,611,429)

NET ASSETS — 100.0%		$19,300,585,620

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$736,405,395	$—	$—	$736,405,395
Diversified Telecommunication Services	1,413,023,512	—	—	1,413,023,512
Electronic Equipment, Instruments & Components	319,271,714	—	—	319,271,714
Internet Software & Services	3,614,855,117	—	—	3,614,855,117
IT Services	3,051,417,501	—	—	3,051,417,501
Semiconductors & Semiconductor Equipment	2,949,351,246	—	—	2,949,351,246
Software	3,942,434,002	—	—	3,942,434,002
Technology Hardware, Storage & Peripherals	3,220,044,024	—	—	3,220,044,024
Short-Term Investments	55,394,538	—	—	55,394,538

TOTAL INVESTMENTS	$19,302,197,049	$—	$—	$19,302,197,049

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	26,740,576	$26,740,576	$172,895,014	$146,499,968	$—	$—	53,135,622	$53,135,622	$115,346
State Street Navigator Securities Lending Government Money Market Portfolio	979,738	979,738	5,980,715	4,701,537	—	—	2,258,916	2,258,916	1,412

TOTAL		$27,720,314	$178,875,729	$151,201,505	$—	$—		$55,394,538	$116,758

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 60.9%
Alliant Energy Corp.	2,519,870	$107,371,661
American Electric Power Co., Inc.	5,385,078	396,180,189
Duke Energy Corp.	7,036,294	591,822,689
Edison International	3,566,843	225,567,151
Entergy Corp.	1,964,556	159,895,213
Eversource Energy	3,453,751	218,207,988
Exelon Corp.	10,464,086	412,389,629
FirstEnergy Corp.	4,848,568	148,463,152
NextEra Energy, Inc.	5,126,868	800,765,513
PG&E Corp.	5,618,551	251,879,641
Pinnacle West Capital Corp.	1,246,129	106,145,268
PPL Corp.	7,474,043	231,321,631
Southern Co.	10,938,537	526,034,244
Xcel Energy, Inc.	5,581,888	268,544,632

		4,444,588,601

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.4%
AES Corp.	7,240,192	78,411,279
NRG Energy, Inc.	3,278,510	93,371,965

		171,783,244

MULTI-UTILITIES — 34.0%
Ameren Corp.	2,666,657	157,306,096
CenterPoint Energy, Inc.	4,764,506	135,121,390
CMS Energy Corp.	3,141,237	148,580,510
Consolidated Edison, Inc.	3,402,790	289,067,010
Dominion Energy, Inc.	7,013,829	568,540,979
DTE Energy Co.	1,975,971	216,289,786
NiSource, Inc.	3,728,425	95,708,670
Public Service Enterprise Group, Inc.	5,515,318	284,038,877
SCANA Corp.	1,554,323	61,830,969
Sempra Energy	2,751,280	294,166,858
WEC Energy Group, Inc.	3,439,540	228,488,642

		2,479,139,787

WATER UTILITIES — 2.4%
American Water Works Co., Inc.	1,944,075	177,863,422

TOTAL COMMON STOCKS (Cost $7,784,056,720)		7,273,375,054

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (a) (b) (Cost $11,484,862)	11,484,862	11,484,862

TOTAL INVESTMENTS — 99.9% (Cost $7,795,541,582)		7,284,859,916
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		10,801,843

NET ASSETS — 100.0%		$7,295,661,759

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2017.

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electric Utilities	$4,444,588,601	$—	$—	$4,444,588,601
Independent Power Producers & Energy Traders	171,783,244	—	—	171,783,244
Multi-Utilities	2,479,139,787	—	—	2,479,139,787
Water Utilities.	177,863,422	—	—	177,863,422
Short-Term Investment	11,484,862	—	—	11,484,862

TOTAL INVESTMENTS	$7,284,859,916	$—	$—	$7,284,859,916

Affiliate Table

	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund — Class G Shares	18,133,795	$18,133,795	$115,635,074	$122,284,007	$—	$—	11,484,862	$11,484,862	$55,515

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended December 31, 2017.

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Consumer Discretionary Select Sector SPDR Fund	$12,045,234,383	$1,626,823,463	$758,194,458	$868,629,005
The Consumer Staples Select Sector SPDR Fund	9,580,337,886	288,488,827	474,663,525	(186,174,698)
The Energy Select Sector SPDR Fund	20,194,583,832	659,111,250	2,660,401,108	(2,001,289,858)
The Financial Select Sector SPDR Fund	28,747,935,529	4,072,691,267	87,405,611	3,985,285,656
The Health Care Select Sector SPDR Fund	16,052,754,824	1,514,588,756	1,148,064,375	366,524,381
The Industrial Select Sector SPDR Fund	11,728,271,108	1,307,103,755	583,822,304	723,281,451
The Materials Select Sector SPDR Fund	4,742,410,228	290,383,601	112,688,616	177,694,985
The Real Estate Select Sector SPDR Fund	2,462,650,687	137,293,310	202,751,454	(65,458,144)
The Technology Select Sector SPDR Fund	16,271,287,035	3,300,374,434	269,464,420	3,030,910,014
The Utilities Select Sector SPDR Fund	7,797,776,710	100,185,923	613,102,717	(512,916,794)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: February 16 , 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	February 16 , 2018

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	February 16 , 2018